Consolidated Condensed Statements of Changes in Stockholders' Equity and Comprehensive Income/(Loss) (Unaudited) - AUD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2021	177,828,504
Balance at Dec. 31, 2021	$ 17,783	$ 93,737,565	$ (65,824,231)	$ (323,288)	$ 27,607,829
Net loss	0	0	(26,854,552)	0	(26,854,552)
Other comprehensive loss	0	0	0	31,574	31,574
Stock-based compensation expense	$ 0	319,402	0	0	319,402
Issuance of common stock at A$0.77 per share, net of issuance costs (in shares)	33,775,931
us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 3,377
Issuance of common stock at A$0.77 per share, net of issuance costs		24,728,289	0	0	24,731,666
Performance awards and exercise of stock options issued to employees (in shares)	240,000
Performance awards and exercise of stock options issued to employees	$ 24	43,876		0	43,900
Capitalized stock-based compensation	$ 0	211,652	0	0	211,652
Balance (in shares) at Dec. 31, 2022	211,844,435
Balance at Dec. 31, 2022	$ 21,184	119,040,784	(92,678,783)	(291,714)	26,091,471
Net loss	0	0	(6,741,564)	0	(6,741,564)
Other comprehensive loss	$ 0	0	0	(40,454)	(40,454)
Exercise of stock options issued to employees (in shares)	525,000
Exercise of stock options issued to employees	$ 53	(53)	0	0	0
Stock-based compensation expense	$ 0	198,356	0	0	198,356
Balance (in shares) at Dec. 31, 2023	212,369,435
Balance at Dec. 31, 2023	$ 21,237	$ 119,239,087	$ (99,420,347)	$ (332,168)	$ 19,507,809